Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
SOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of option valuation models
The fair values of the cash-settled stock options as of December 31, 2022 are derived from the Black-Scholes-Merton model with the following inputs:

	December 31, 2021	December 31, 2022
Fair value per share(1)	USD 5.70	USD 1.61
Exercise price per share	EUR 1.00	EUR 1.00
Risk-free interest rate(2)	0.0%	2.0%
Expected dividend yield(3)	0%	0%
Expected life (years)(4)	1.4 years	0.4 years
Expected volatility(5)	55.0%	111.9%
Fair value of options	USD 4.57	USD 0.69
_________________________

(1)
The Fair value per share is derived from the value of an ADS of Jumia Technologies AG traded on the New York Stock Exchange divided by the conversion ratio of 2 (1 ADS represents 2 shares of Jumia Technologies AG).

(2)	Risk-free interest rate is based on German government bond yields consistent to the expected life of options, A risk free rate of 0% is considered as a floor

(3)	Expected dividend yield is assumed to be 0% based on the fact that the Group has no history or expectation of paying a dividend.

(4)	Expected life of share options is based on the minimum waiting period.

(5)	Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected life of each grant.

Summary of awards and development during the period

SOP 2019	Number of awards	Weighted average remaining life (years)	Weighted average exercise price (EUR)	Weighted average fair value (USD)
Unvested awards outstanding at January 01, 2022	1,304,804	1.4	1.00	6.65
Granted during the period	—	—	—	—
Exercised during the period	—	—	—	—
Forfeited during the period	(1,243,947)	—	—	—
Cancelled during the period	—	—	—	—
Vested during the period	—	—	—	—
Unvested awards outstanding at December 31, 2022	60,857	0.3	1.00	0.78

SOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of option valuation models
The fair values of the cash-settled SOPs are derived from the Black-Scholes-Merton model with the following inputs:

	December 31, 2021	December 31, 2022
Fair value per share(1)	USD 5.70	USD 1.61
Exercise price per share	USD 1.84	USD 1.84
Risk-free interest rate(2)	0.4%	4.8%
Expected dividend yield(3)	0%	0%
Expected life (years)(4)	2.4	1.4
Expected volatility(5)	55.0%	111.9%
Weighted average of Fair value of Options	USD 3.90	USD 0.75
_________________________

(1)
The Fair value per share is derived from the value of an ADS of Jumia Technologies AG traded on the New York Stock Exchange divided by the conversion ratio of 2 (1 ADS represents 2 shares of Jumia Technologies AG).

(2)	Risk-free interest rate is based on US government bond yields consistent to the expected life of options.

(3)	Expected dividend yield is assumed to be 0% based on the fact that the Group has no history or expectation of paying a dividend

(4)	Expected life of share options is based on the minimum waiting period.

(5)	Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected life of each grant.

Summary of awards and development during the period

	Number of awards	Weighted average remaining life (years)	Weighted average exercise price (USD)	Weighted average fair value (USD)
Unvested awards outstanding at January 01, 2022	2,260,833	1.4	1.84	2.08
Granted during the period	—	—	—	—
Granted as a replacement during the period	—	—	—	—
Replaced during the period	—	—	—	—
Forfeited during the period	(1,266,111)	—	—	—
Cancelled during the period	—	—	—	—
Vested during the period	(827,222)	—	—	—
Unvested awards outstanding at December 31, 2022	167,500	0.4	1.84	1.26

SOP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of awards and development during the period

	Number of awards	Weighted average remaining life (years)	Weighted average exercise price (USD)	Weighted average fair value (USD)
Unvested awards outstanding at January 01, 2022	823,458	4.00	14.21	5.91
Granted during the period	—	—	—	—
Granted as a replacement during the period	—	—	—	—
Replaced during the period	—	—	—	—
Forfeited during the period	—	—	—	—
Cancelled during the period	(823,458)	—	—	—
Vested during the period	—	—	—	—
Unvested awards outstanding at December 31, 2022	—	—	—	—